SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of common stock subject to possible redemption reconciliation

At September 30, 2021, common stock subject to possible redemption reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Common stock issuance costs	(2,812,212)
Plus:
Accretion of carrying value to redemption value	2,812,212
Common stock subject to possible redemption	$115,000,000

Reconciliation of Net Loss per Common Share

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

					For the Period from
					2/13/19 (Inception)
	Three Months Ended		Nine Months Ended		Through
	September 30, 2021		September 30, 2021		September 30, 2020
	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Non-redeemable
	common stock	common stock	common stock	common stock	common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(629,913)	$(179,827)	$(1,052,069)	$(370,379)	$(800)
Denominator:
Basic and diluted weighted average shares outstanding	11,500,000	3,283,000	8,804,029	3,099,440	2,500,000
Basic and diluted net loss per common share	$(0.05)	$(0.05)	$(0.12)	$(0.12)	$(0.00)

	Three Months Ended	Nine Months Ended
	September 30, 2020	September 30, 2020
	Non-redeemable	Non-redeemable
	common stock	common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(800)	$(885)
Denominator:
Basic and diluted weighted average shares outstanding	2,500,000	2,500,000
Basic and diluted net loss per common share	$(0.00)	$(0.00)